LIABILITIES AND DEBT - Convertible Promissory Note (Details)						1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Jul. 28, 2022 USD ($)	Jul. 22, 2022 USD ($)	Apr. 08, 2022 USD ($) $ / shares shares	Nov. 16, 2021 USD ($) item D $ / shares	Oct. 01, 2021 USD ($) item D $ / shares	Apr. 30, 2020 USD ($)	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) D $ / shares	Aug. 27, 2021 USD ($)
Debt Instrument
Percentage of annual interest rate								20.00%
Derivative liability in connection with convertible note								$ 559,957	$ 1,858,887	$ 3,204,924
Repayments of debt								$ 3,068,750	$ 2,002,731
Number of shares resulting from conversion | shares								24,827
Outstanding principal amount of convertible debt converted								$ 1,432,979
Derivative liability at fair value							$ 1,690,807	1,690,807		2,294,720
Outstanding principal amount								9,907,121		9,465,000
Oasis Note
Debt Instrument
Aggregate principal amount										5,265,000	$ 5,265,000
Debt discount										3,963,386
Amortization of debt discount								7,975,872		801,538
Derivative liability at fair value							1,931,149	1,931,149		$ 3,204,924
Total purchase price											$ 5,000,000
Term of debt										18 months
Threshold percentage of stock price										90.00%
Number of lowest vwaps | D										2
Number of consecutive trading days | D										5
Period not to submit notice										30 days
Minimum conversion amount										$ 500,000
Minimum conversion price | $ / shares										$ 300
First First Fire Note
Debt Instrument
Aggregate principal amount					$ 1,575,000
Total purchase price					$ 1,500,000
Term of debt					18 months
Threshold percentage of stock price					90.00%
Number of lowest vwaps | item					2
Number of consecutive trading days | D					5
Period not to submit notice					30 days
Minimum conversion amount					$ 500,000
Minimum conversion price | $ / shares					$ 300
Second First Fire Note
Debt Instrument
Aggregate principal amount				$ 2,625,000
Total purchase price				$ 2,500,000
Threshold percentage of stock price				90.00%
Number of lowest vwaps | item				2
Number of consecutive trading days | D				5
Period not to submit notice				30 days
Minimum conversion amount				$ 500,000
Minimum conversion price | $ / shares				$ 329
Paycheck Protection Program, Cares Act
Debt Instrument
Aggregate principal amount						$ 203,994
Total purchase price										$ 203,994
Term of debt						2 years
Convertible Promissory Note
Debt Instrument
Amortization of debt discount							$ 1,792,060	$ 4,575,234
Number of shares resulting from conversion | shares								24,827
Outstanding principal amount of convertible debt converted								$ 1,432,979
Convertible Promissory Note | Securities Purchase Agreement
Debt Instrument
Aggregate principal amount	$ 1,875,000	$ 1,875,000	$ 3,068,750
Original issue discount	375,000	375,000	613,750
Net proceeds after the original issue discount and fees	$ 1,450,000	$ 1,450,000	2,313,750
Debt discount			755,000
Repayments of debt			3,068,750
April notes
Debt Instrument
Debt discount			$ 98,241
Warrants issued to purchase common stock | shares			12,577				12,577	12,577
Exercise price of warrants | $ / shares			$ 122				$ 122.00	$ 122.00
July 2022 notes
Debt Instrument
Debt discount							$ 692,299	$ 692,299
Percentage of increase in face value								120.00%
July 22 notes | Securities Purchase Agreement
Debt Instrument
Warrants issued to purchase common stock | shares							41,124	41,124
Exercise price of warrants | $ / shares							$ 15.20	$ 15.20
July 28 notes | Securities Purchase Agreement
Debt Instrument
Warrants issued to purchase common stock | shares							27,655	27,655
Exercise price of warrants | $ / shares							$ 11.30	$ 11.30